Share Capital - Schedule of Shares Issued and Outstanding (Details) - Shares Issued and Outstanding Capital [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Number of shares (in Shares) | shares	440,775	29,098	989
Beginning Balance, Capital	$ 73,555,097	$ 63,319,398	$ 51,020,121
Issuance of shares from private placement, Number of shares (in Shares) | shares		3,250	3,452
Issuance of shares from private placement, Capital		$ 320,000	$ 1,396,702
Issuance of shares upon conversion of note, Number of shares (in Shares) | shares		408,427
Issuance of shares upon conversion of note, Capital		$ 10,737,400
Fair value adjustment on the converted promissory note, Number of shares (in Shares) | shares
Fair value adjustment on the converted promissory note, Capital		$ (777,627)
Share issuance costs, Number of shares (in Shares) | shares
Share issuance costs, Capital		$ (44,071)	$ (728,056)
Impact on loss of control of Canmart, Number of shares (in Shares) | shares
Impact on loss of control of Canmart, Capital		$ (3)
Issuance of shares upon exercise of prefunded warrants, Number of shares	93,635		24,091
Issuance of shares upon exercise of prefunded warrants, Capital	$ 1,341,865		$ 11,528,116
Effect of reverse share split – Cancelled shares, Number of shares (in Shares) | shares	(26)		(2,111)
Effect of reverse share split – Cancelled shares, Capital			$ (1,445,188)
Fair value of RSUs redeemed, Number of shares (in Shares) | shares			2,677
Fair value of RSUs redeemed			$ 1,547,703
Payment of offering costs in connection with the issuance of convertible promissory notes, Number of shares | shares
Payment of offering costs in connection with the issuance of convertible promissory notes, Capital	$ (25,920)
Ending Balance, Number of shares (in Shares) | shares	534,384	440,775	29,098
Ending Balance, Capital	$ 74,871,042	$ 73,555,097	$ 63,319,398